Commitments	12 Months Ended
Dec. 31, 2025
Capital commitments [abstract]
Commitments
31.
Commitments

The following table summarizes future minimum commitments of the Group as at December 31, 2024 and 2025:

As at December 31, 2024	Within one year	Later than one year but not later than five years	Total
	RMB’million	RMB’million	RMB’million
Operating commitments (note i)	192	5	197
Content royalties (note ii)	2,772	246	3,018
Capital commitments (note iii)	412	259	671
Investment commitment (note iv)	168	-	168

As at December 31, 2025	Within one year	Later than one year but not later than five years	Total
	RMB’million	RMB’million	RMB’million
Operating commitments (note i)	118	3	121
Content royalties (note ii)	2,288	303	2,591
Capital commitments (note iii)	392	213	605
Investment commitment (note iv)	50	-	50

Note i: Operating commitments represent future minimum commitments under non-cancelable operating arrangements of the Group. As at December 31, 2025, the operating commitments are mainly related to offline performances and other services.

Note ii: Content royalties represent the minimum royalty payments associated with license agreements which the Group has entered into as at year-end.

Note iii: Capital commitments represent the minimum payments associated with construction of buildings.

Note iv: Investment commitment represents commitments to acquire the equity interests in certain entities.

Except for the commitments disclosed above, the Group has proposed to acquire Ximalaya Inc., which is one of the leading online audio platforms in China, pursuant to a Merger Agreement dated June 10, 2025. The consideration of the acquisition consisted of (i) cash of US$1.26 billion, (ii) the Class A ordinary shares of the Company representing up to 5.1986% of the Company's total outstanding ordinary shares as of a specified date prior to closing, and (iii) additional Class A ordinary shares of up to 0.37% of such total share count to be issued to the “founder shareholders” as defined in the Merger Agreement in tranches. The closing of the acquisition is subject to relevant regulatory approvals and certain other closing conditions.